Fees Summary	Aug. 04, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 464,000.00
Previously Paid Amount	0.00
Total Fee Amount	71.04
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee Rule 457(r)
Net Fee	$ 71.04
Narrative - Max Aggregate Offering Price	$ 464,000.00
Narrative - Max Aggregate Offering Amount | shares	1,000
Final Prospectus	true